THE SPECTRA FUNDS
111 Fifth Avenue
New York, New York  10003

June 26, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Patricia Williams

Re:	The Spectra Funds (File Nos.: 811-1743, 33-98102)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Spectra Funds (the “Trust”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 24 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment includes certain non-material changes, and also includes name changes and registration of new classes of shares of each series of the Trust.  The Amendment should become effective on September 12, 2008.  We intend to file another amendment to the Trust’s Registration Statement before then, under Rule 485(b) under the Securities Act, delaying effectiveness of the Registration Statement until September 24, 2008.  The following name changes will be effective September 24, 2008:

Trust

Old name:	The Spectra Funds	New name:	The Alger Funds II

Series

Old name:	Spectra Fund	New name:	Alger Spectra Fund
	Spectra Green Fund		Alger Green Fund
	Spectra Alchemy Fund		Alger Analyst Fund
	Spectra International Opportunities Fund		Alger International Opportunities Fund
	Spectra Technology Fund		Alger Technology Fund

Currently, each series has one class of shares, Class N Shares, which are not subject to any sales charges.  Effective September 24, 2008, we anticipate that the Class N Shares will be reclassified as Class A shares, which will be sold to other than current shareholders subject to a sales charge.  Additionally, each series will offer Class C and Class I shares.  Class C Shares are subject to a contingent deferred sales charge.  Class I Shares are not subject to a sales charge.

Each series will have exchange privileges with the same class of shares of the series of The Alger Funds, The Alger Institutional Funds, and The China-U.S. Growth Fund.

Finally, the investment policies of Spectra Fund have been aligned with those of the other series in the Trust, most notably giving the fund the flexibility to utilize leverage.

Should members of the Staff have any questions or comments regarding the Amendment, they should call me at 212.806.8833 or lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:	Hal Liebes, Esq.
Sharon Akselrod